Schedule of Future Minimum Lease Payments (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Finance Leases
Operating lease 2026		$ 4,838
Finance lease 2026		14,268
Operating lease 2027		4,295
Finance lease 2027		18,323
Operating lease 2028		850
Finance lease 2028
Operating lease 2029
Finance lease 2029
Operating lease 2030
Finance lease 2030
Operating lease Thereafter
Finance lease Thereafter
Operating lease total future minimum lease payments		9,983
Finance lease total future minimum lease payments	$ 55,693	32,591	$ 23,758
Operating lease less: imputed interest		(624)
Finance lease less: imputed interest		(2,206)
Operating lease total		9,359
Finance lease total		$ 30,385